Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statements of Operations [Abstract]
Revenues	$ 1,128	$ 2,298	$ 2,905	$ 3,743
Total revenues	1,128	2,298	2,905	3,743
General and administrative:
Professional fees	3,380	8,338	10,130	10,338
Transfer agent fees	722		10,222
Rent and utilities	525	525	1,050	1,050
Filing fees	297	471	594	471
Advertising and promotion				200
Corporate income taxes		405	29	430
Bank charges	54	25	120	25
Interest expense	256		438
Total operating expenses	5,234	9,764	22,583	12,514
Net profit (loss)	$ (4,106)	$ (7,466)	$ (19,678)	$ (8,771)
Net profit (loss) per share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding: Basic and diluted	22,818,800	22,818,800	22,818,800	22,818,800